Share Capital - Schedule of Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	9,465,372	10,340,968
Granted, Number of Options		555,000
Exercised, Number of Options	(625,201)	(423,031)
Forfeited, Number of Options	(769,115)	(1,007,565)
Ending balance, Number of Options	8,071,056	9,465,372
Exercise Price Range, lower range	$ 3.12	$ 1.42	$ 1.88
Exercise Price Range, upper range	7.09	7.06	$ 7.09
Beginning balance, Weighted Average, Price per Share	4.63	4.62
Granted, Weighted Average, Price per Share		3.57
Exercised, Weighted Average, Price per Share	2.53	1.95
Forfeited, Weighted Average, Price per Share	3.97	5.02
Ending balance, Weighted Average, Price per Share	$ 4.86	$ 4.63
Number of Exercisable Options	7,062,972	6,760,992	5,314,786
Weighted Average Price of Exercisable Options	$ 4.97	$ 4.83	$ 4.61
Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range		3.25
Exercise Price Range, upper range		4.23
Exercised [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	2.53	1.42
Exercise Price Range, upper range	2.53	2.53
Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	2.53	3.33
Exercise Price Range, upper range	$ 5.52	$ 7.06